Disposal of Assets and other changes in organizational structure - Summary of Discontinued Operation in Statement of Income (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Sales revenues	$ 18,502	$ 20,753	$ 37,305	$ 40,355
Cost of sales	(10,800)	(12,347)	(23,013)	(24,162)
Gross profit	7,702	8,406	14,292	16,193
Income (expenses)
Selling expenses	(935)	(1,106)	(1,838)	(2,161)
General and administrative expenses	(559)	(557)	(1,123)	(1,159)
Other taxes	(66)	(94)	(159)	(234)
Income (expenses)	2,183	(3,824)	(816)	(6,262)
Income before finance income (expense), results in equity-accounted investments and income taxes	9,885	4,582	13,476	9,931
Net finance income (expense)	332	1,166	589	1,482
Results of equity-accounted investments	120	86	251	244
Net income / (loss) before income taxes	7,818	3,851	9,305	7,140
Net income for the period from discontinued operations	77	73	204	149
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Sales revenues	2,396	2,654	4,822	6,011
Cost of sales	(2,067)	(2,289)	(4,071)	(5,178)
Gross profit	329	365	751	833
Income (expenses)
Selling expenses	(184)	(210)	(379)	(428)
General and administrative expenses	(48)	(55)	(100)	(114)
Other taxes	(3)	(6)	(13)	(15)
Other income and expenses	(18)	(53)	(54)	(92)
Income (expenses)	(253)	(324)	(546)	(649)
Income before finance income (expense), results in equity-accounted investments and income taxes	76	41	205	184
Net finance income (expense)	48	82	120	66
Results of equity-accounted investments			1	(1)
Net income / (loss) before income taxes	124	123	326	249
Income taxes	(47)	(50)	(122)	(100)
Net income for the period from discontinued operations	$ 77	$ 73	$ 204	$ 149